S000000716 [Member] Expense Example, No Redemption - Western Asset High Yield Fund	May 31, 2025 USD ($)
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 66
Expense Example, No Redemption, 3 Years	225
Expense Example, No Redemption, 5 Years	398
Expense Example, No Redemption, 10 Years	899
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	472
Expense Example, No Redemption, 3 Years	678
Expense Example, No Redemption, 5 Years	901
Expense Example, No Redemption, 10 Years	1,541
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	552
Expense Example, No Redemption, 5 Years	950
Expense Example, No Redemption, 10 Years	1,862
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	132
Expense Example, No Redemption, 3 Years	456
Expense Example, No Redemption, 5 Years	804
Expense Example, No Redemption, 10 Years	1,785
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	251
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	$ 985